Document And Entity Information	Mar. 07, 2023
Cover [Abstract]
Document Type	8-K/A
Amendment Flag	true
Document Period End Date	Mar. 07, 2023
Entity Registrant Name	PERDOCEO EDUCATION CORP
Entity Central Index Key	0001046568
Entity Emerging Growth Company	false
Securities Act File Number	0-23245
Entity Incorporation, State or Country Code	DE
Entity Tax Identification Number	36-3932190
Entity Address, Address Line One	1750 E. Golf Rd.
Entity Address, Address Line Two	Suite 350
Entity Address, City or Town	Schaumburg
Entity Address, State or Province	IL
Entity Address, Postal Zip Code	60173
City Area Code	847
Local Phone Number	781-3600
Entity Information, Former Legal or Registered Name	Not applicable
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Title of 12(b) Security	Common Stock, $0.01 par value
Trading Symbol	PRDO
Security Exchange Name	NASDAQ
Amendment Description	This Current Report on Form 8-K/A is being filed to correct a clerical mistake as to the amounts of the additional bonus awards granted by the Compensation Committee of the Board of Directors of Perdoceo Education Corporation to Mr. Kline and Ms. Baskel. The Compensation Committee granted Mr. Kline an additional cash bonus award in the amount of $240,670, rather than $370,260 as reported in the original Form 8-K. The Compensation Committee granted Ms. Baskel an additional cash bonus award in the amount of $227,500, rather than $350,000 as reported in the original Form 8-K. The disclosure below amends and restates the Item 5.02 disclosure to correct these clerical mistakes.